Correction of Methodology (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Cumulative Impact of Correction of Amortisation Methodology

The following table summarises the cumulative impact of the correction of the amortisation methodology:

	Property, plant and equipment				Deferred tax balance[1]				Equity
	St Ives	Agnew	Granny Smith	Total	St Ives	Agnew	Granny Smith	Total	St Ives	Agnew	Granny Smith	Total
Balance at 31 December 2014	(19.6)	7.8	0.9	(10.9)	5.9	(2.3)	(0.3)	3.3	(13.7)	5.5	0.6	(7.6)

Profit or loss	(11.7)	4.0	0.3	(7.4)	3.5	(1.2)	(0.1)	2.2	(8.2)	2.8	0.2	(5.2)
Translation	2.6	(1.0)	(0.1)	1.5	(0.8)	0.3	0.1	(0.4)	1.8	(0.7)	—	1.1

Balance at 31 December 2015	(28.7)	10.8	1.1	(16.8)	8.6	(3.2)	(0.3)	5.1	(20.1)	7.6	0.8	(11.7)

Profit or loss	(9.2)	2.5	0.1	(6.6)	2.8	(0.8)	—	2.0	(6.5)	1.7	0.1	(4.7)
Translation	0.3	(0.1)	—	0.2	(0.1)	—	(0.1)	(0.2)	0.3	(0.1)	(0.1)	0.1

Balance at 31 December 2016	(37.6)	13.2	1.2	(23.2)	11.3	(4.0)	(0.4)	6.9	(26.3)	9.2	0.8	(16.3)

1	For the purpose of this analysis, deferred tax has been calculated at 30%.

Summary of Consolidated Income Statement

(i) Consolidated income statement

	UNITED STATES DOLLAR
	31 December 2016					31 December 2015
	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated
Revenue	2,749.5	—	2,749.5	(83.1)	2,666.4	2,545.4	—	2,545.4	(91.3)	2,454.1
Cost of sales	(2,066.7)	(6.6)	(2,073.3)	72.1	(2,001.2)	(2,066.1)	(7.4)	(2,073.5)	85.0	(1,988.5)
Others	(317.0)	—	(317.0)	9.2	(307.8)	(474.8)	—	(474.8)	18.1	(456.7)

Profit before taxation	365.8	(6.6)	359.2	(1.8)	357.4	4.5	(7.4)	(2.9)	11.8	8.9
Mining and income taxation	(192.1)	2.0	(190.1)	0.6	(189.5)	(247.1)	2.2	(244.9)	(3.6)	(248.5)

Profit/(loss) from continuing operations	173.7	(4.6)	169.1	(1.2)	167.9	(242.6)	(5.2)	(247.8)	8.2	(239.6)

Profit/(loss) from discontinued operations, net of taxation	—	—	—	1.2	1.2	—	—	—	(8.2)	(8.2)

Profit/(loss) for the year	173.7	(4.6)	169.1	—	169.1	(242.6)	(5.2)	(247.8)	—	(247.8)

Profit/(loss) attributable to:
– Owners of the parent	162.8	(4.6)	158.2	—	158.2	(242.1)	(5.2)	(247.3)	—	(247.3)
– Non-controlling interest holders	10.9	—	10.9	—	10.9	(0.5)	—	(0.5)	—	(0.5)

	173.7	(4.6)	169.1	—	169.1	(242.6)	(5.2)	(247.8)	—	(247.8)

Earnings/loss per share attributable to owners of the parent:
Basic earnings/(loss) per share from continuing operations – cents	20	(1)	19	—	19	(31)	(1)	(32)	1	(31)
Diluted earnings/(loss) per share from continuing operations – cents	20	(1)	19	—	19	(31)	(1)	(32)	1	(31)

Summary of Consolidated Statement of Comprehensive Income

(ii) Consolidated statement of comprehensive income

	UNITED STATES DOLLAR
	31 December 2016					31 December 2015
	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated
Profit/(loss) for the year	173.7	(4.6)	169.1	—	169.1	(242.6)	(5.2)	(247.8)	—	(247.8)
Others comprehensive income, net of tax	121.4	—	121.4	—	121.4	(636.6)	1.1	(635.5)	—	(635.5)

Foreign currency translation adjustments	129.7	—	129.7	—	129.7	(637.0)	1.1	(635.9)	—	(635.9)
Others	(8.3)	—	(8.3)	—	(8.3)	0.4	—	0.4	—	0.4

Total comprehensive income for the year	295.1	(4.6)	290.5	—	290.5	(879.2)	(4.1)	(883.3)	—	(883.3)

Attributable to:
– Owners of the parent	284.2	(4.6)	279.6	—	279.6	(878.7)	(4.1)	(882.8)	—	(882.8)
– Non-controlling interest holders	10.9	—	10.9	—	10.9	(0.5)	—	(0.5)	—	(0.5)

	295.1	(4.6)	290.5	—	290.5	(879.2)	(4.1)	(883.3)	—	(883.3)

Summary of Consolidated Statement of Financial Position

(iii) Consolidated statement of financial position

	UNITED STATES DOLLAR
	31 December 2016					1 January 2016
	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated
ASSETS
Property, plant and equipment	4,547.8	(23.2)	4,524.6	—	4,524.6	4,312.4	(16.8)	4,295.6	—	4,295.6
Others	1,786.9	—	1,786.9	—	1,786.9	1,565.3	—	1,565.3	—	1,565.3

Total assets	6,334.7	(23.2)	6,311.5	—	6,311.5	5,877.7	(16.8)	5,860.9	—	5,860.9

LIABILITIES
Deferred taxation	465.5	(6.9)	458.6	—	458.6	487.3	(5.1)	482.2	—	482.2
Others	2,679.6	—	2,679.6	—	2,679.6	2,622.4	—	2,622.4	—	2,622.4

Total liabilities	3,145.1	(6.9)	3,138.2	—	3,138.2	3,109.7	(5.1)	3,104.6	—	3,104.6

EQUITY
Retained earnings	1,570.9	(18.3)	1,552.6	—	1,552.6	1,447.3	(13.7)	1,433.6	—	1,433.6
Other reserves	(2,126.4)	2.0	(2,124.4)	—	(2,124.4)	(2,262.2)	2.0	(2,260.2)	—	(2,260.2)
Others	3,745.1	—	3,745.1	—	3,745.1	3,582.9	—	3,582.9	—	3,582.9

Total equity	3,189.6	(16.3)	3,173.3	—	3,173.3	2,768.0	(11.7)	2,756.3	—	2,756.3

Total equity and liabilities	6,334.7	(23.2)	6,311.5	—	6,311.5	5,877.7	(16.8)	5,860.9	—	5,860.9